Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 1,024	$ (127)
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	3,303
Balance	4,233	2,386
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	783	100
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	1,188	(35)
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	1,188	(35)
Write-offs	0	0
Recoveries	0	0
Balance	1,971	65
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2,520	2,413
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(164)	(63)
Credit asset originations	11	77
Derecognitions and maturities	(11)	(106)
Provision for (recovery of) credit losses	(164)	(92)
Write-offs	(124)	0
Recoveries	0	0
Balance	2,262	2,321
FX Impact	30	0
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	2,996
Balance	3,683	1,910
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	783	100
Transfer in (out) to Stage 1	0	56
Transfer in (out) to Stage 2	0	(124)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	1,128	33
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	1,128	(35)
Write-offs	0	0
Recoveries	0	0
Balance	1,911	65
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2,213	1,845
Transfer in (out) to Stage 1	(197)	140
Transfer in (out) to Stage 2	(9)	(109)
Transfer in (out) to Stage 3	(1)	0
Net remeasurement of loss allowance	(172)	(19)
Credit asset originations	40	77
Derecognitions and maturities	(11)	(89)
Provision for (recovery of) credit losses	(350)	0
Write-offs	(124)	0
Recoveries	0	0
Balance	1,772	1,845
FX Impact	33	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	306
Balance	492	476
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	(56)
Transfer in (out) to Stage 2	0	124
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	4	(68)
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	4	0
Write-offs	0	0
Recoveries	0	0
Balance	4	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	306	568
Transfer in (out) to Stage 1	197	(140)
Transfer in (out) to Stage 2	9	109
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	8	(44)
Credit asset originations	(29)	0
Derecognitions and maturities	0	(17)
Provision for (recovery of) credit losses	185	(92)
Write-offs	0	0
Recoveries	0	0
Balance	488	476
FX Impact	(3)	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	1
Balance	58	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	56	0
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	56	0
Write-offs	0	0
Recoveries	0	0
Balance	56	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	1	0
Net remeasurement of loss allowance	0	0
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	1	0
Write-offs	0	0
Recoveries	0	0
Balance	2	0
FX Impact	$ 0	$ 0